Cash and cash equivalents and financial assets (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents and financial assets [Abstract]
Cash and cash equivalents and short-term financial assets
The following tables summarize the Company’s cash and cash equivalents and short-term financial assets as of December 31, 2019 and 2018:

	As of December 31,
in CHF thousands	2019	2018
Cash and cash equivalents	193,587	156,462
Total	193,587	156,462

	As of December 31,
in CHF thousands	2019	2018
Short-term financial assets due in one year or less	95,000	30,000
Total	95,000	30,000

The Company’s cash and cash equivalents are maintained in the following respective currencies as of December 31, 2019 and 2018:

	As of December 31,
in CHF thousands	2019	2018
Cash and cash equivalents	193,587	156,462
Total	193,587	156,462
By currency
CHF	158,173	126,218
EUR	10,169	11,471
USD	25,245	18,773
Total cash and cash equivalents	193,587	156,462